Schedule of currency exchange rates (Details)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Year-end spot rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Exchange Rate	6.9194	7.1782	7.0950
Average rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Exchange Rate	7.0757	7.1349	7.1157